Schedule of Investments (unaudited) January 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.5%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$1,555	$1,667,114
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	2,275	2,444,970
Series D, Sub Lien, 6.00%, 10/01/42	5,740	6,380,434
Series D, Sub Lien, 7.00%, 10/01/51	1,765	1,995,135
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,110	2,903,472

		15,391,125

Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,360	1,517,706

Arizona — 4.2%
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	180	202,985
5.00%, 05/15/56	725	804,974
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	3,400	3,647,976
Salt Verde Financial Corp., RB
5.00%, 12/01/32	10,030	12,336,820
5.00%, 12/01/37	7,460	9,657,514

		26,650,269

Arkansas — 0.9%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	4,985	5,369,892

California — 8.1%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	4,230	6,143,009
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(b)	2,465	2,608,552
Series A, 4.00%, 04/01/45	790	868,158
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	290	303,895
Series A, 5.25%, 08/15/49	715	747,582
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	2,970	3,051,176
California State Public Works Board, RB
4.00%, 11/01/41	890	1,019,603
5.00%, 11/01/46	330	407,336
Series I, 5.00%, 11/01/38	1,495	1,591,562
City of Los Angeles Department of Airports, Refunding ARB
Series A, 4.00%, 05/15/49	4,170	4,667,581
Series A, AMT, 5.00%, 05/15/31	690	858,891
Series A, AMT, 5.00%, 05/15/32	825	1,019,869
Series A, AMT, 5.00%, 05/15/33	815	1,007,267
Series A, AMT, 5.00%, 05/15/38	580	713,935
Series A, AMT, 5.00%, 05/15/39	625	765,264
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(a)	475	396,661

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.13%, 06/01/57	$1,500	$1,195,606
4.00%, 12/01/58	685	642,056
Golden State Tobacco Securitization Corp., Refunding RB(b)
Series A-1, 5.25%, 06/01/22	1,070	1,086,778
Series A-2, 5.00%, 06/01/22	4,335	4,399,865
Riverside County Transportation Commission, RB, CAB(c)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	2,826,990
Series B, Senior Lien, 0.00%, 06/01/42	6,000	3,275,868
Series B, Senior Lien, 0.00%, 06/01/43	5,000	2,626,980
San Francisco City & County Airport Comm-San Francisco International Airport, 4.00%, 05/01/52(d)	1,235	1,366,173
San Marcos Unified School District, GO, CAB(c)
Series B, 0.00%, 08/01/34	3,500	2,595,859
Series B, 0.00%, 08/01/36	4,000	2,763,344
State of California, Refunding GO, 3.00%, 12/01/46	1,010	1,041,344
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(b)	690	750,680

		50,741,884

Colorado — 2.0%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	3,485	4,349,130
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	3,565	3,895,351
Colorado Housing and Finance Authority, RB, 3.25%, 05/01/52(d)	1,165	1,240,459
State of Colorado, COP, Series O, 4.00%, 03/15/44	2,580	2,863,346

		12,348,286

Connecticut — 0.4%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	670	771,482
Series A, 4.00%, 05/01/39	420	475,978
State of Connecticut, GO, Series A, 4.00%, 01/15/38	1,300	1,480,031

		2,727,491

Delaware — 0.4%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	2,280	2,508,467

District of Columbia — 6.7%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	23,035	23,802,296
District of Columbia, Refunding RB
5.00%, 04/01/35	865	997,140
5.00%, 10/01/48	4,590	5,371,479
Series A, 6.00%, 07/01/23(b)	1,480	1,589,743
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/37	690	784,355
Series A, AMT, 4.00%, 10/01/38	690	784,548
Series A, AMT, 4.00%, 10/01/39	1,025	1,163,297
Series A, AMT, 4.00%, 10/01/40	830	938,507
Series A, AMT, 4.00%, 10/01/41	765	862,742

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53.	$3,990	$4,012,444
Series B, Subordinate, 4.00%, 10/01/49	1,550	1,703,701

		42,010,252

Florida — 3.4%
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	395	475,685
Series A-1, 5.00%, 10/01/33	435	522,799
Series A-1, 5.00%, 10/01/34	435	521,551
Series A-1, 5.00%, 10/01/35	145	173,437
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,620	2,858,116
County of Lee FL Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	2,545	3,073,373
County of Miami-Dade Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	655	750,425
Series A, 4.00%, 10/01/38	655	748,828
Series A, 4.00%, 10/01/39	490	558,807
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	435	490,855
Series A, 5.00%, 06/15/50	1,455	1,618,085
Series A, 5.00%, 06/15/55	875	969,722
Sarasota County Florida Utility System Revenue, RB
Series A, 5.00%, 10/01/45	875	1,080,743
Series A, 5.00%, 10/01/50	1,310	1,614,786
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	3,159	2,001,047
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	3,535	4,188,614

		21,646,873

Georgia — 2.4%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(b)	1,010	1,134,266
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	1,455	1,365,715
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	990	1,283,177
Series A, 5.00%, 05/15/36	990	1,297,528
Series A, 5.00%, 05/15/37	1,085	1,435,891
Series A, 5.00%, 05/15/38	600	801,418
Series A, 5.00%, 05/15/49	1,990	2,824,498
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	3,145	3,394,235
Municipal Electric Authority of Georgia, Refunding RB
Series A, 4.00%, 01/01/51	445	500,813
Sub-Series A, 4.00%, 01/01/49	1,230	1,342,936

		15,380,477

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	1,485	1,741,166

Illinois — 11.8%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,905	3,128,856
Series D, 5.00%, 12/01/46	3,805	4,075,008
Series H, 5.00%, 12/01/36	920	1,041,766

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	$1,280	$1,440,369
Series D, 5.00%, 12/01/25	1,650	1,856,725
Series F, 5.00%, 12/01/22	1,250	1,293,634
Series G, 5.00%, 12/01/34	915	1,037,283
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	1,895	2,162,383
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, 5.00%, 11/01/42	2,000	2,055,180
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	1,525	1,619,893
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	475	529,740
Series A, 5.00%, 02/15/50	265	292,901
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	2,605	3,174,221
Series A, 4.00%, 01/01/46	1,145	1,294,867
Series A, 5.00%, 01/01/46	2,990	3,692,946
Series C, 5.00%, 01/01/37	5,455	5,999,284
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,760	1,988,629
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,710	2,873,391
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/43(c)	10,455	5,431,278
State of Illinois, GO 5.00%, 02/01/39	2,990	3,186,634
Series A, 5.00%, 04/01/38	9,030	9,402,406
State of Illinois, Refunding GO
Series A, 5.00%, 10/01/30	10,400	12,109,365
Series B, 5.00%, 10/01/28	1,965	2,300,730
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,910	2,053,750

		74,041,239

Indiana — 2.2%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,525	1,670,677
AMT, 7.00%, 01/01/44	3,680	4,027,462
Indiana Finance Authority, RB(b)
Series A, AMT, 5.00%, 07/01/23	3,785	3,996,277
Series A, AMT, 5.25%, 07/01/23	790	836,791
Indiana Housing & Community Development Authority, RB, 3.00%, 07/01/52(d)	565	601,827
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,490	2,580,415

		13,713,449

Iowa — 1.3%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	2,125	2,264,337
Series B, 5.25%, 12/01/50(g)	5,515	5,914,920

		8,179,257

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(b)	1,915	1,991,948
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	2,515	2,985,192
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(h)	2,325	2,777,787

		7,754,927

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 1.0%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/31	$610	$611,412
Series A, 5.25%, 05/15/32	2,160	2,185,075
Series A, 5.25%, 05/15/33	2,345	2,372,003
Series A, 5.25%, 05/15/35	985	1,033,948

		6,202,438

Maryland — 0.7%
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	840	990,735
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	3,540	3,195,654

		4,186,389

Massachusetts — 0.4%
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	2,245	2,734,282

Michigan — 2.8%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(b)	8,665	8,835,804
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	1,640	1,818,860
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	1,925	1,779,183
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	2,000	2,401,324
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	2,120	2,429,304

		17,264,475

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48.	2,030	2,210,455
Series A, 5.25%, 02/15/53	4,060	4,741,402

		6,951,857

Missouri — 1.6%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	5,830	6,506,758
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.50%, 05/01/43	480	500,840
Series A, 4.00%, 07/01/46	1,205	1,362,059
Missouri Housing Development Commission, RB, S/F Housing
(FHLMC, FNMA, GNMA), 2.35%, 11/01/46	810	773,194
(FHLMC, FNMA, GNMA), 2.40%, 11/01/51	840	756,223

		9,899,074

Nebraska — 0.9%
Central Plains Energy Project, RB
5.25%, 09/01/37	1,610	1,648,910
5.00%, 09/01/42	2,815	2,878,971
Nebraska Investment Finance Authority, RB, 3.00%, 03/01/52(d)	1,270	1,344,431

		5,872,312

Security	Par (000)	Value

New Hampshire(a) — 0.8%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	$3,055	$3,154,941
Series C, AMT, 4.88%, 11/01/42	1,585	1,642,311

		4,797,252

New Jersey — 14.9%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	3,280	3,524,599
5.25%, 11/01/44	2,980	3,179,153
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	3,350	3,761,223
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	3,680	73,600
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	1,030	1,135,582
4.00%, 11/01/39	825	907,620
5.00%, 06/15/49	4,650	5,431,144
Series EEE, 5.00%, 06/15/48	7,320	8,450,457
AMT, 5.38%, 01/01/43	2,285	2,439,231
Series B, AMT, 5.63%, 11/15/30	2,035	2,197,350
New Jersey Economic Development Authority,
Refunding ARB, AMT, 5.00%, 10/01/47	2,905	3,287,315
New Jersey Economic Development Authority,
Refunding SAB, 6.50%, 04/01/28	8,000	8,683,576
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/44	3,765	3,950,344
Series BB, 4.00%, 06/15/50	3,010	3,260,917
Series BB, 5.00%, 06/15/50	9,895	11,415,288
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(b)	3,035	3,089,278
Series A, 4.00%, 01/01/42	1,470	1,681,586
Series E, 5.00%, 01/01/45	5,095	5,570,858
State of New Jersey, GO
Series A, 4.00%, 06/01/31	1,135	1,317,845
Series A, 3.00%, 06/01/32	2,620	2,824,185
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	1,070	1,232,550
Sub-Series B, 5.00%, 06/01/46	14,320	16,119,322

		93,533,023
New Mexico — 0.2%
New Mexico Mortgage Finance Authority, RB, 3.00%, 03/01/53(d)	955	1,007,033

New York — 18.3%
City of New York, GO, Series C, 5.00%, 08/01/42	2,255	2,744,137
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	4,640	5,007,878
Series B, 5.25%, 11/15/39	1,650	1,779,713
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	3,210	3,667,829
Series C-1, 5.00%, 11/15/50	1,040	1,195,078
Series C-1, 5.25%, 11/15/55	1,545	1,803,923
Monroe County Industrial Development Corp.,
Refunding RB 4.00%, 12/01/46	1,055	1,175,291
Series A, 4.00%, 07/01/50	2,155	2,387,910
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	2,135	2,052,963

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., RB, M/F Housing (continued)
Series F-1, (FHA), 2.40%, 11/01/46	$5,110	$4,680,924
Series F-1, (FHA), 2.50%, 11/01/51	3,520	3,212,887
New York City Industrial Development Agency, Refunding RB
Series A, Class A, (AGM), 3.00%, 01/01/37	435	450,254
Series A, Class A, (AGM), 3.00%, 01/01/39	435	448,726
Series A, Class A, (AGM), 3.00%, 01/01/40	305	313,335
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series E-1, 5.00%, 02/01/42	4,805	4,820,972
Series C, Subordinate, 4.00%, 05/01/45	2,190	2,466,993
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	875	988,949
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	840	842,769
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	3,400	3,450,507
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/45.	9,395	10,245,257
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(a)	7,830	8,423,702
Series 2, Class 2, 5.15%, 11/15/34(a)	660	724,475
Series 2, Class 2, 5.38%, 11/15/40(a)	1,655	1,820,773
Series A, 2.88%, 11/15/46	6,725	6,410,028
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 02/15/37	6,655	6,665,814
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	3,535	4,211,892
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	15,980	17,777,430
Series A, 3.00%, 03/15/50	2,595	2,608,567
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	1,165	1,236,517
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	715	855,315
AMT, 5.00%, 10/01/40	2,020	2,388,951
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	1,985	2,236,525
Series A, 5.00%, 11/15/54	1,705	2,067,717
Series A, 5.00%, 11/15/56	1,785	2,187,691
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,584	1,696,419

		115,048,111

North Carolina — 1.3%
County of Union North Carolina Enterprise System Revenue, RB, 3.00%, 06/01/51	4,150	4,299,881
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	235	255,647
Series A, 5.00%, 10/01/40	350	407,714
Series A, 4.00%, 10/01/45	215	232,016
Series A, 5.00%, 10/01/45	620	717,656
Series A, 4.00%, 10/01/50	260	281,606
Series A, 5.00%, 10/01/50	700	801,389
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	1,080	1,487,681

		8,483,590

Security	Par (000)	Value

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB,
Series B, 5.25%, 02/15/58	$1,885	$2,195,444

Ohio — 4.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	580	648,672
Series A-2, Class 1, 4.00%, 06/01/38	580	646,705
Series A-2, Class 1, 4.00%, 06/01/39	580	645,614
Series A-2, Class 1, 4.00%, 06/01/48	1,525	1,649,443
Series B-2, Class 2, 5.00%, 06/01/55	6,675	7,311,595
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	800	934,498
Series A, 6.13%, 07/01/22(b)	1,280	1,310,583
Series A, 4.00%, 12/01/49	1,015	1,137,113
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	1,200	1,331,751
Series A, 3.75%, 08/15/50	2,110	2,267,754
County of Montgomery Ohio, Refunding RB, 4.00%, 08/01/46	1,830	2,053,033
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	780	866,848
Ohio Housing Finance Agency, Refunding RB, 3.25%, 09/01/52(d)	3,310	3,538,185
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,585	1,712,737

		26,054,531

Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	2,350	2,770,420
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	4,065	4,531,292
Series C, 4.00%, 01/01/42	3,845	4,275,286

		11,576,998

Oregon — 1.3%
Medford Hospital Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/50	3,390	3,741,173
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	3,630	4,322,510

		8,063,683

Pennsylvania — 3.6%
Allentown Neighborhood Improvement Zone Development Authority, RB(a)
Subordinate, 5.00%, 05/01/28	250	289,642
Subordinate, 5.13%, 05/01/32	470	546,262
Subordinate, 5.38%, 05/01/42	870	998,977
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	1,240	1,264,947
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/43	2,505	2,895,878
Series A, 4.00%, 09/01/49	1,135	1,202,918
Montgomery County, Refunding RB, 4.00%, 05/01/52(d)	4,240	4,614,727
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,660	1,846,186
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	4,665	5,163,283

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$2,155	$2,360,990
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	1,350	1,506,761

		22,690,571

Puerto Rico — 6.2%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	1,365	1,402,872
5.63%, 05/15/43	1,360	1,387,532
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	4,920	5,009,322
Series A, Senior Lien, 5.13%, 07/01/37	1,410	1,436,040
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,044	4,424,795
Series A-1, Restructured, 5.00%, 07/01/58	14,252	15,857,060
Series A-2, Restructured, 4.33%, 07/01/40	1,950	2,116,725
Series A-2, Restructured, 4.78%, 07/01/58	3,325	3,650,983
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	10,294	3,329,296

		38,614,625

Rhode Island — 2.6%
Rhode Island Housing and Mortgage Finance Corp., 3.00%, 10/01/51(d)	1,140	1,198,557
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	3,060	3,348,430
Series B, 4.50%, 06/01/45	5,175	5,490,147
Series B, 5.00%, 06/01/50	5,765	6,262,658

		16,299,792

South Carolina — 5.6%
South Carolina Jobs-Economic Development Authority, RB, COP
5.00%, 04/01/44	160	179,595
4.00%, 04/01/49	150	159,950
5.00%, 04/01/49	480	533,503
4.00%, 04/01/54	370	394,234
5.00%, 04/01/54	875	970,244
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/36	5,115	5,770,283
Series A, 5.00%, 05/01/48	6,075	7,039,509
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	12,065	13,130,267
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	2,805	3,085,464
Series E, 5.25%, 12/01/55	3,335	3,749,340

		35,012,389

Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	315	343,471

Security	Par (000)	Value

Tennessee (continued)
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	$3,240	$3,938,933
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,350	1,522,795
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	1,925	2,200,279

		8,005,478

Texas — 8.2%
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	4,370	4,842,248
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(b)	700	727,024
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	385	420,709
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,295	2,743,278
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	470	480,965
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(b)	880	930,616
Harris County-Houston Sports Authority, Refunding RB(c)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(b)	6,000	2,685,036
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/37	10,120	4,312,294
Harris County-Houston Sports Authority, Refunding RB, CAB(c)
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/35	5,000	2,758,110
Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38	12,580	5,860,330
Midland County Fresh Water Supply District No.1, RB, CAB(c)
Series A, 0.00%, 09/15/40.	9,780	4,438,428
Series A, 0.00%, 09/15/41	5,420	2,333,863
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 04/01/25(b)	355	396,286
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	1,910	2,214,083
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	2,555	3,027,144
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	9,025	10,627,235
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	2,310	2,618,535

		51,416,184

Utah — 1.1%
County of Utah, RB
Series A, 4.00%, 05/15/43	440	499,410
Series A, 3.00%, 05/15/50	1,985	2,027,274

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	$1,830	$2,087,549
Series A, AMT, 5.00%, 07/01/48	1,735	2,008,233

		6,622,466

Virginia — 1.4%
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	1,465	1,567,440
Virginia Small Business Financing Authority, Refunding RB
AMT, Senior Lien, 5.25%, 01/01/32	3,155	3,215,655
AMT, Senior Lien, 6.00%, 01/01/37	3,790	3,864,568

		8,647,663

Washington — 1.7%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	2,980	3,406,119
Series C, AMT, 5.00%, 04/01/40	1,475	1,606,008
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(b)	4,420	4,628,925
Washington Health Care Facilities Authority,
Refunding RB, Series A, 4.00%, 08/01/44	685	748,929

		10,389,981

West Virginia — 0.5%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	2,940	3,316,655

Total Municipal Bonds — 131.8% (Cost: $776,893,060)		826,609,056

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 2.2%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(j)	6,196	6,726,103
California Health Facilities Financing Authority, Refunding RB, 4.00%, 08/15/48	2,658	3,009,050
San Diego County Regional Airport Authority, ARB(j)
Series B, AMT, Subordinate, 4.00%, 07/01/56	1,156	1,254,168
Series B, AMT, Subordinate, 5.00%, 07/01/56	2,563	3,017,456

		14,006,777

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(j)	4,475	5,317,819

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	3,638	3,974,765

Georgia — 1.7%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	7,220	7,831,691

Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44.	2,898	3,013,204

		10,844,895

Security	Par (000)	Value

Illinois — 0.5%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(b)	$5	$5,930
Series C, 4.00%, 02/15/41	2,800	3,065,561

		3,071,491

Massachusetts — 2.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	4,153	4,432,975
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	9,088	10,298,882

		14,731,857

New Jersey — 2.2%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	12,465	14,054,537

New York — 6.8%
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	2,655	2,949,154
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	12,060	13,319,477
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	5,805	6,365,863
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	13,155	14,444,080
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,070	5,721,426

		42,800,000

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(b)	4,960	5,625,811

Ohio — 0.8%
Ohio State University, RB, 4.00%, 12/01/48	4,125	4,773,549

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	4,652	5,442,252

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(b)	3,137	3,200,974

Texas — 5.9%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	6,003	6,122,506

City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	4,900	5,104,274
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	4,140	4,171,487
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	5,505	5,581,261
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	13,920	15,764,727

		36,744,255

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 2.5%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(j)	$4,346	$4,878,638
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	9,677	10,751,242

		15,629,880

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	5,575	5,946,295

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.7% (Cost: $180,149,663)		186,165,157

Total Long-Term Investments — 161.5% (Cost: $957,042,723)		1,012,774,213

	Shares

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	10,881,545	10,881,545

Total Short-Term Securities — 1.7% (Cost: $10,882,618)		10,881,545

Total Investments — 163.2% (Cost: $967,925,341)		1,023,655,758

Liabilities in Excess of Other Assets — (1.4)%		(9,165,921)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.6)%		(116,484,015)

VMTP Shares at Liquidation Value — (43.2)%		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$627,205,822

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between April 1, 2025 to July 1, 2029, is $13,432,271.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$902,787	$9,980,751	(a)	$—	$(777)	$(1,216)	$10,881,545	10,881,545	$671	$—

(a)	Represents net amount purchased (sold).

7

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Trust (BFK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note.	86	03/22/22	$11,005	$300,882
U.S. Long Bond	58	03/22/22	9,021	472,213
5-Year U.S. Treasury Note	56	03/31/22	6,676	127,039

				$900,134

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$826,609,056	$—	$826,609,056
Municipal Bonds Transferred to Tender Option Bond Trusts	—	186,165,157	—	186,165,157
Short-Term Securities
Money Market Funds	10,881,545	—	—	10,881,545

	$10,881,545	$1,012,774,213	$—	$1,023,655,758

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$900,134	$—	$—	$900,134

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Trust (BFK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(116,455,003)	$—	$(116,455,003)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(387,255,003)	$—	$(387,255,003)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

9